Share based Compensation - HMHL Options Expense (Details) - HMHL Share Option Schemes - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share based Compensation
Unrecognized compensation cost	$ 165,000
Cash received from option exercises	0	$ 57,000	$ 121,000
Research and development expenses
Share based Compensation
Compensation expense	$ 502,000	$ 1,063,000	$ 293,000